Go Green Directories, Inc. (A Development or An Exploration Stage Company) Statement of Changes in Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable	Deficit Accumulated During Development Stage	Total
Balance, Value at Jul. 28, 2009	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jul. 28, 2009	0	0
Stock issued for services provided on July, 31 2009 @ $0.001 per share, Value		5,000				5,000
Stock issued for services provided on July, 31 2009 @ $0.001 per share, Shares		5,000,000
Stock issued for cash on April 30, 2010 @ $0.01 per share, Value		4,700	42,300			47,000
Stock issued for cash on April 30, 2010 @ $0.01 per share, Shares		4,700,000
Stock issued for services provided on May 31, 2010 @ $0.001 per share, Value		5,000				5,000
Stock issued for services provided on May 31, 2010 @ $0.001 per share, Shares		5,000,000
Stock issued for subscription receivable on May 31, 2010 @ $0.01 per share, Value		400	3,600	(4,000)
Stock issued for subscription receivable on May 31, 2010 @ $0.01 per share, Shares		400,000
Net loss					(28,540)	(28,540)
Balance, Value at May. 31, 2010		15,100	45,900	(4,000)	(28,540)	28,460
Balance, Shares at May. 31, 2010		15,100,000
Receipt of Subscriptions				4,000		4,000
Net loss					(33,760)	(33,760)
Balance, Value at May. 31, 2011		15,100	45,900		(62,300)	(1,300)
Balance, Shares at May. 31, 2011		15,100,000
Net loss					(4,802)	(4,802)
Balance, Value at May. 31, 2012		$ 15,100	$ 45,900		$ (67,102)	$ (6,102)
Balance, Shares at May. 31, 2012		15,100,000